                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment [X]; Amendment Number:     X
                                               ---------

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                 New Orleans, LA                9/26/07
---------------------------   ----------------------------   -------------------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number          Name

     28-
         ------------------   -------------------------------------------------
     [Repeat as necessary.)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                           ---------------
Form 13F Information Table Entry Total:             107
                                           ---------------
Form 13F Information Table Value Total:   $   1,012,783
                                           ---------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   13F File Number            Name

           28-
     ---       -------------------    ------------------------------------------

     [Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                   Amended 13F
                                  June 30, 2007

        COLUMN 1         COLUMN 2        COLUMN 3      COLUMN 4            COLUMN 5    COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                    VOTING
                                                                                                                   AUTHORITY
                                                                                                                   ---------
                                                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
     NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x 1,000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
3-D SYS CORP DEL         COM NEW         88554D 20 5    77,528    3,117,322  Sh           OTHER                    3,117,322
POOL CORPORATION         COM             73278L10 5     70,706    1,811,583  Sh           OTHER                    1,811,583
NOBLE INTL LTD           COM             655053 10 6    59,651    2,918,343  Sh           OTHER                    2,918,343
LUMINEX CORP DEL         COM             55027E 10 2    56,160    4,562,105  Sh           OTHER                    4,562,105
GULF ISLAND
  FABRICATION INC        COM             402307 10 2    53,959    1,555,018  Sh           OTHER                    1,555,018
O REILLY
  AUTOMOTIVE INC         COM             686091 10 9    41,950    1,147,742  Sh           OTHER                    1,147,742
FIRST ST BANCORPORATION  COM             336453 10 5    40,717    1,912,508  Sh           OTHER                    1,912,508
AMERICAN VANGUARD CORP   COM             030371 10 8    40,478    2,826,710  Sh           OTHER                    2,826,710
PHI INC                  COM NON VTG     69336T 20 5    39,665    1,331,499  Sh           OTHER                    1,331,499
QUEST DIAGNOSTICS INC    COM             74834L 10 0    36,413      705,000  Sh           OTHER                      705,000
EPIQ SYS INC             COM             26882D 10 9    36,325    2,247,826  Sh           OTHER                    2,247,826
DELTA PETE CORP          COM NEW         247907 20 7    36,273    1,806,400  Sh           OTHER                    1,806,400
INPUT/OUTPUT INC         COM             457652 10 5    34,600    2,216,540  Sh           OTHER                    2,216,540
VARIAN MED SYS INC       COM             9222OP 10 5    29,706      698,800  Sh           OTHER                      698,800
HENRY JACK & ASSOC INC   COM             426281 10 1    23,371      907,600  Sh           OTHER                      907,600
GARMIN LTD               ORD             G37260 10 9    19,484      263,400  Sh           OTHER                      263,400
CABELAS INC              COM             126804 30 1    18,539      837,725  Sh           OTHER                      837,725
ADVANCED MEDICAL
  OPTICS INC             COM             00763M 10 8    16,362      469,100  Sh           OTHER                      469,100
WELLS FARGO & CO NEW     COM             949746 10 1    14,996      426,392  Sh           OTHER                      426,392
PAYLESS SHOESOURCE INC   COM             704379 10 6    14,668      464,900  Sh           OTHER                      464,900
YRC WORLDWIDE INC        COM             984249 10 2    12,431      337,800  Sh           OTHER                      337,800
STEWART
  ENTERPRISES INC        CL A            860370 10 5    11,465    1,471,750  Sh           OTHER                    1,471,750
NIC INC                  COM             62914B 10 0    11,283    1,649,511  Sh           OTHER                    1,649,511
AAR CORP                 COM             000361 10 5    11,131      337,200  Sh           OTHER                      337,200
QUICKSILVER
  RESOURCES INC          COM             74837R 10 4    10,784      241,900  Sh           OTHER                      241,900
BLOCK H & R INC          COM             093671 10 5    10,682      457,103  Sh           OTHER                      457,103
PHI INC                  COM VTG         69336T 10 6     9,114      293,993  Sh           OTHER                      293,993
KANSAS CITY SOUTHERN     COM NEW         485170 30 2     8,722      232,335  Sh           OTHER                      232,335
CARTER INC               COM             146229 10 9     8,674      334,400  Sh           OTHER                      334,400
HANCOCK HLDG CO          COM             410120 10 9     8,663      230,693  Sh           OTHER                      230,693
INTERNATIONAL
  SHIPHOLDING CO         PFD 6% CONV EX  460321 30 0     8,413      155,800  Sh           OTHER                      155,800
CHEESECAKE FACTORY INC   COM             163072 10 1     7,816      318,750  Sh           OTHER                      318,750
MARCUS CORP              COM             566330 10 6     7,717      324,800  Sh           OTHER                      324,800
BALDOR ELEC CO           COM             057741 10 0     6,929      140,600  Sh           OTHER                      140,600
JP MORGAN CHASE & CO     COM             46625H 10 0     6,463      133,387  Sh           OTHER                      133,387
EXXON MOBIL CORP         COM             30231G 10 2     6,336       75,536  Sh           OTHER                       75,536
BANK OF AMERICA
  CORPORATION            COM             060505 10 4     5,985      122,423  Sh           OTHER                      122,423
SOUTHWESTERN ENERGY CO   COM             845467 10 9     5,331      119,800  Sh           OTHER                      119,800
TIDEWATER INC            COM             886423 10 2     5,224       73,700  Sh           OTHER                       73,700
BROOKE CORP              COM             112502 10 9     5,067      342,600  Sh           OTHER                      342,600

                         St. Denis J. Villere Co., LLC
                                   Amended 13F
                                  June 30, 2007

US BANCORP DEL           COM NEW         902973 30 4     4,860      147,488  Sh           OTHER                      147,488
SCHLUMBERGER LTD         COM             806857 10 8     4,545       53,508  Sh           OTHER                       53,508
LEGGETT & PLATT INC      COM             524660 10 7     4,266      193,464  Sh           OTHER                      193,464
WHITNEY HLDG CORP        COM             966612 10 3     4,167      138,444  Sh           OTHER                      138,444
DST SYS INC DEL          COM             233326 10 7     3,683       46,500  Sh           OTHER                       46,500
MURPHY OIL CORP          COM             626717 10 2     3,105       52,240  Sh           OTHER                       52,240
WESTAR ENERGY INC        COM             95709T 10 0     3,043      125,350  Sh           OTHER                      125,350
COAST FINL HLDGS INC     COM             190354 10 0     3,040      902,090  Sh           OTHER                      902,090
BANK OF THE OZARKS INC   COM             063904 10 6     2,804      100,600  Sh           OTHER                      100,600
CERNER CORP              COM             156782 10 4     2,341       42,208  Sh           OTHER                       42,208
AT&T INC                 COM             00206R 10 2     2,238       53,927  Sh           OTHER                       53,927
VITRAN CORP INC          COM             92850E 10 7     2,194      102,800  Sh           OTHER                      102,800
REGIONS FINANCIAL
  CORP NEW               COM             7591EP 10 0     2,044       61,763  Sh           OTHER                       61,763
SCOTTS MIRACLE GRO CO    CL A            810186 10 6     1,981       46,140  Sh           OTHER                       46,140
BIO RAD LABS INC         CL A            090572 20 7     1,904       25,200  Sh           OTHER                       25,200
HOME BANCSHARES INC      COM             436893 20 0     1,671       74,100  Sh           OTHER                       74,100
TRAVELERS COMPANIES INC  COM             89417E 10 9     1,608       30,055  Sh           OTHER                       30,055
CISCO SYS INC            COM             17275R 10 2     1,528       54,876  Sh           OTHER                       54,876
MARSH  & MCLENNAN
  COS INC                COM             571748 10 2     1,522       49,300  Sh           OTHER                       49,300
KEYCORP NEW              COM             493267 10 8     1,490       43,400  Sh           OTHER                       43,400
PFIZER INC               COM             717081 10 3     1,458       57,010  Sh           OTHER                       57,010
GOLDMAN SACHS GROUP INC  COM             38141G 10 4     1,452        6,700  Sh           OTHER                        6,700
GENERAL ELECTRIC CO      COM             369604 10 3     1,334       34,861  Sh           OTHER                       34,861
MCDONALDS CORP           COM             580135 10 1     1,249       24,600  Sh           OTHER                       24,600
BP PLC                   SPONSORED ADR   055622 10 4     1,173       16,265  Sh           OTHER                       16,265
DISNEY WALT CO           COM DISNEY      254687 10 6     1,082       31,700  Sh           OTHER                       31,700
SCHERING PLOUGH CORP     COM             806605 10 1     1,056       34,700  Sh           OTHER                       34,700
CITIGROUP INC            COM             172967 10 1       995       19,398  Sh           OTHER                       19,398
GRAINGER W W INC         COM             384802 10 4       931       10,000  Sh           OTHER                       10,000
SOUTHWEST BANCORP
  INC OKLA               COM             844767 10 3       902       37,500  Sh           OTHER                       37,500
PROCTER & GAMBLE CO      COM             742718 10 9       895       14,620  Sh           OTHER                       14,620
CAPITAL ONE FINL CORP    COM             14040H 10 5       892       11,375  Sh           OTHER                       11,375
MORGAN STANLEY           COM NEW         617446 44 8       846       10,082  Sh           OTHER                       10,082
CHEVRON CORP NEW         COM             166764 10 0       814        9,662  Sh           OTHER                        9,662
INTERNATIONAL
  SHIPHOLDING CO         COM NEW         460321 20 1       786       39,021  Sh           OTHER                       39,021
AFLAC INC                COM             001055 10 2       780       15,184  Sh           OTHER                       15,184
ALLSTATE CORP            COM             020002 10 1       763       12,400  Sh           OTHER                       12,400
CONOCOPHILLIPS           COM             20825C 10 4       759        9,663  Sh           OTHER                        9,663
JOHNSON & JOHNSON        COM             478160 10 4       758       12,300  Sh           OTHER                       12,300
PNC FINL SVCS GROUP INC  COM             693475 10 5       680        9,500  Sh           OTHER                        9,500
MERCK & CO INC           COM             589331 10 7       645       12,955  Sh           OTHER                       12,955
PEPSICO INC              COM             713448 10 8       609        9,395  Sh           OTHER                        9,395
SECURITY BANK CORP       COM             814047 10 6       563       28,000  Sh           OTHER                       28,000
KIMBERLY CLARK CORP      COM             494368 10 3       522        7,800  Sh           OTHER                        7,800
WAL MART STORES INC      COM             931142 10 3       488       10,140  Sh           OTHER                       10,140

                         St. Denis J. Villere Co., LLC
                                   Amended 13F
                                  June 30, 2007

HOME DEPOT INC           COM             437076 10 2       484       12,300  Sh           OTHER                       12,300
BRISTOL MYERS SQUIBB CO  COM             110122 10 8       467       14,800  Sh           OTHER                       14,800
DELTIC TIMBER CORP       COM             247850 10 0       445        8,122  Sh           OTHER                        8,122
IRWIN FINL CORP          COM             464119 10 6       362       24,200  Sh           OTHER                       24,200
AMERICAN INTL GROUP      COM             026874 10 7       357        5,100  Sh           OTHER                        5,100
COLGATE PALMOLIVE CO     COM             194162 10 3       353        5,451  Sh           OTHER                        5,451
ROYAL DUTCH SHELL PLC    SPONS ADR A     780259 20 6       339        4,176  Sh           OTHER                        4,176
BAXTER INTL INC          COM             071813 10 9       338        6,000  Sh           OTHER                        6,000
WACHOVIA CORP NEW        COM             929903 10 2       322        6,288  Sh           OTHER                        6,288
PPG INDS INC             COM             693506 10 7       321        4,216  Sh           OTHER                        4,216
FEDERAL REALTY INVT TR   SH BEN INT NEW  313747 20 6       309        4,000  Sh           OTHER                        4,000
SHORE BANCSHARES INC     COM             825107 10 5       276       10,687  Sh           OTHER                       10,687
KINDER MORGAN
  ENERGY PARTNER         UT LTD PARTNER  494550 10 6       262        4,750  Sh           OTHER                        4,750
ANADARKO PETE CORP       COM             032511 10 7       260        5,008  Sh           OTHER                        5,008
DEVELOPERS DIVERSIFIED
  RLTY                   COM             251591 10 3       258        4,900  Sh           OTHER                        4,900
VERIZON COMMUNICATIONS   COM             92343V 10 4       249        6,038  Sh           OTHER                        6,038
FEDERAL NATL MTG ASSN    COM             313586 10 9       235        3,600  Sh           OTHER                        3,600
LOEWS CORP               COM             540424 10 8       229        4,500  Sh           OTHER                        4,500
LINCARE HLDGS INC        COM             532791 10 0       217        5,448  Sh           OTHER                        5,448
OMNICOM GROUP INC        COM             681919 10 6       212        4,000  Sh           OTHER                        4,000
LOWES COS INC            COM             548661 10 7       211        6,870  Sh           OTHER                        6,870
PALATIN
  TECHNOLOGIES INC       COM NEW         696077 30 4        30       15,000  Sh           OTHER                       15,000

                                                     1,012,783